Equity - Schedule of changes in warrants outstanding (Details) - Warrants [Member]	12 Months Ended
	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding, beginning balance | Share	1,250,000	50,080,150
Number of other equity instruments expired | Share		(48,830,150)
Number of other equity instruments issued | Share	5,000,000
Number of other equity instruments outstanding, ending balance | Share	6,250,000	1,250,000
Weighted average exercise price of other equity instruments outstanding at beginning of period | $ / shares	$ 1.24	$ 3.83
Weighted average exercise price of other equity instruments expired | $ / shares		3.90
Weighted average exercise price of other equity instruments issued | $ / shares	3.00
Weighted average exercise price of other equity instruments outstanding at end of period | $ / shares	$ 2.65	$ 1.24